Stock-Based Compensation Summary of Transactions Under Stock Option Plans (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares Under Option, Beginning Balance	6,397,993	6,031,241	5,500,982
Granted, Shares Under Option	1,366,137	1,349,849	1,489,813
Exercised, Shares Under Option	(1,003,896)	(737,402)	(851,874)
Cancelled, Shares Under Option	(387,840)	(245,695)	(107,680)
Shares Under Option, Ending Balance	6,372,394	6,397,993	6,031,241	5,500,982
Estimated forfeitures, Shares Under Option	(9,708)
Vested or expected to vest at January 2, 2016	6,362,686
Nonvested at January 2, 2016 and expected to vest	(2,021,240)
Exercisable at January 2, 2016	4,341,446
Weighted-Average Exercise Price, Beginning Balance	$ 18.36	$ 16.00	$ 13.84
Granted, Weighted-Average Exercise Price	28.22	27.09	21.76
Exercised, Weighted-Average Exercise Price	14.63	13.15	11.46
Cancelled, Weighted-Average Exercise Price	26.93	24.16	20.89
Weighted-Average Exercise Price, Ending Balance	20.54	$ 18.36	$ 16.00	$ 13.84
Vested or expected to vest, weighted-average exercise price	20.53
Weighted-average exercise price of options, exercisable	$ 17.64
Average Remaining Contractual Term (Years)	6 years 1 month 6 days	6 years 2 months 12 days	6 years 2 months 12 days	5 years 10 months 24 days
Average remaining contractual term, vested or expected to vest	6 years 1 month 6 days
Average remaining contractual term, exercisable	5 years
Aggregate Intrinsic Value	$ 8.6	$ 68.3	$ 104.9	$ 34.4
Vested or expected to vest, aggregate intrinsic value	5.9
Exercisable, aggregate intrinsic value	$ 8.6